Inventories - Somos - Anglo (Predecessor) (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2016
Inventories
Finished products	[1]	R$ 168,328	R$ 145,006
Work in process		52,322	34,502
Raw materials		20,485	31,033
Imports in progress		2,642	1,143
Right to returned goods	[2]	5,855	10,552
Inventories		R$ 249,632	R$ 222,236
Somos - Anglo (Predecessor)
Inventories
Finished products				R$ 105,566	R$ 121,882
Work in process				25,332	25,321
Raw materials				36,685	47,874
Imports in progress				543	1,880
Right to returned goods	[3]			15,387	15,708
Inventories				R$ 183,513	R$ 212,665

[1]	That amounts are net of slow-moving items and net realizable value.
[2]	Represents the Company’s right to recover products from customers where customers exercise their right of return under the Company’s returns policies, where the Company estimates the volume of goods returned based on experience and foreseen expectations. The right to returned goods provision has been reducing due to changes in the commercial approach alongside with main distributors that allows the Company to be more assertive on sales, even in times of COVID- 19, even though sales returns as of December 31, 2020 increased against 2019. See Note 24.
[3]	Represents the Business’ right to recover products from customers where customers exercise their right of return under the Business’ returns policies.